Investment Risks - ProShares Genius Money Market ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksThe Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Fund Risk — The share price of the Fund can fall. Unlike a traditional money market fund, the Fund operates as an ETF. As an ETF, the Fund’s shares will be traded on NYSE Arca and will generally fluctuate in accordance with changes in NAV per share as well as the relative supply of, and demand for, shares on NYSE Arca. You should not rely on or expect ProShare Advisors to enter into support agreements or take other actions to maintain the Fund’s share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund.
Stablecoin Reserve Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Stablecoin Reserve Risk — A substantial proportion of the shares of the Fund are expected to be held by one or more stablecoin issuers as part of the reserve assets backing their outstanding payment stablecoins. Stablecoins are a type of digital asset designed to maintain a stable value, typically by pegging their value to a fiat currency such as the U.S. dollar. The activities of these issuers may create redemption pressure that could negatively impact the value of the Fund. In particular, during periods of market stress, regulatory uncertainty, or volatility in the digital asset ecosystem, the Fund may experience rapid or unexpected redemption requests. These redemptions could adversely affect the Fund’s liquidity, yield, and value, particularly during broader market dislocations. Future legislative or regulatory developments—including, but not limited to, rulemaking pursuant to the GENIUS Act—may impact the types of assets the Fund is permitted to hold or the manner in which the Fund may be used as a reserve vehicle for stablecoin issuers. Because the Fund intends to invest only in certain eligible reserve assets permitted under the GENIUS Act, its yield may be lower than that of other money market funds with broader investment mandates.
Large Investors Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large Investors Risk — A substantial proportion of the shares of the Fund are expected to be held by one or more funds, including funds over which the Advisor has investment discretion. Such funds may from time-to-time own or control a significant portion of the Fund’s shares. The Fund is subject to the risk that transactions by large shareholders involving all or a portion of their Fund shares, including as a result of investment decisions made by the Advisor, will adversely affect the Fund’s performance.
Government Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●U.S. Government Default Risk — Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the fund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Credit Risk — The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to make a financial obligation.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments will fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of debt instruments with longer maturities typically fluctuates more in response to interest rate changes than debt instruments with shorter maturities. During periods of rising interest rates, the Fund’s yield will tend to be lower than prevailing market rates. These factors may cause the value of an investment in the Fund to change. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. If there is an insufficient supply of U.S. Treasury bills, notes and bonds to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.
Prepayment-Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Prepayment and Extension Risk — When a bond issuer retains the right to pay off a high-yielding bond before it comes due, the Fund may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund’s income. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may have the right to pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt Fund performance.
Holding Cash Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Risks of Holding Cash — The Fund will at times hold cash positions, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs including any fees imposed by the Fund’s custodian for large cash balances.
Security Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Security Selection Risk — While the Fund invests in short-term securities, which by nature should be relatively stable investments, it is possible that the securities in which the Fund invests will not perform as expected. This could cause the Fund’s yield to lag behind those of similar money market funds and could result in a decline in share price. In addition, because the Fund intends to operate as a permissible reserve investment for payment stablecoin issuers under the GENIUS Act and is therefore subject to related investment restrictions, the Fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of securities.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation time to the next. When shares are bought intraday, the performance of the Fund’s shares until the next NAV calculation time may be higher or lower than the Fund’s daily yield.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those securities. Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the value of the Fund.
Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cash Purchases and Redemption Risk — The Fund expects to effect a substantial portion of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.